Correction of Errors in Previously Reported Consolidated Financial Statements - Schedule of Revised the Previously Issued Interim Balance Sheets (Details) - USD ($)	3 Months Ended							6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2025	Dec. 31, 2024
Additional Paid-in Capital [Member]
Schedule of Revised the Previously Issued Interim Balance Sheets [Line Items]
Balance	$ 159,027,646	$ 103,738,980	$ 103,535,931	$ 101,998,956	$ 93,968,741	$ 82,483,948		$ 28,850,985	$ 28,850,985	$ 101,998,956	$ 28,850,985
Net income (loss)
Balance	159,453,519	104,518,211	103,738,980	103,535,931	101,998,956	93,968,741	82,483,948	82,483,948	93,968,741	159,027,646	101,998,956
Correction of prior-period error – Issuance of FPA shares				3,124,379
Correction of prior-period error – FPA subscription receivable discount				93,113
Retained Earnings [Member]
Schedule of Revised the Previously Issued Interim Balance Sheets [Line Items]
Balance	(163,372,539)	(115,287,768)	(113,173,909)	(122,368,539)	(110,290,958)	(100,573,062)		(25,445,506)	(25,445,506)	(122,368,539)	(25,445,506)
Net income (loss)	(1,430,668)	(4,092,145)	(2,113,859)	9,194,630		(9,717,896)	21,914,426			(41,004,000)	(32,417,033)
Balance	(164,803,207)	(119,379,913)	(115,287,768)	(113,173,909)	(122,368,539)	(110,290,958)	(100,573,062)	(100,573,062)	(110,290,958)	(163,372,539)	(122,368,539)
Correction of prior-period error – Issuance of FPA shares				(752,147)
Correction of prior-period error – FPA subscription receivable discount
Stock Subscription Receivable [Member]
Schedule of Revised the Previously Issued Interim Balance Sheets [Line Items]
Balance	(2,841,427)	(2,545,586)	(2,545,586)	(2,545,586)	(2,476,160)	(80,241)				(2,545,586)
Net income (loss)
Balance	$ (2,919,674)	(2,545,586)	(2,545,586)	(2,545,586)	(2,545,586)	$ (2,476,160)	$ (80,241)	(80,241)	(2,476,160)	(2,841,427)	(2,545,586)
Correction of prior-period error – Issuance of FPA shares				(2,372,232)
Correction of prior-period error – FPA subscription receivable discount				(93,113)
Parent [Member]
Schedule of Revised the Previously Issued Interim Balance Sheets [Line Items]
Balance		(14,094,102)	(12,183,292)
Net income (loss)		(4,092,145)	(2,113,859)	9,194,630
Balance		$ (17,407,000)	$ (14,094,102)	(12,183,292)
Correction of prior-period error – Issuance of FPA shares
Correction of prior-period error – FPA subscription receivable discount
As Previously Reported [Member] | Additional Paid-in Capital [Member]
Schedule of Revised the Previously Issued Interim Balance Sheets [Line Items]
Balance				93,045,581				28,857,965	28,857,965	93,045,581	28,857,965
Balance					93,045,581						93,045,581
Correction of prior-period error – warrant remeasurement				5,735,883
As Previously Reported [Member] | Retained Earnings [Member]
Schedule of Revised the Previously Issued Interim Balance Sheets [Line Items]
Balance				(115,880,509)				(25,445,506)	(25,445,506)	(115,880,509)	(25,445,506)
Balance					(115,880,509)						(115,880,509)
Correction of prior-period error – warrant remeasurement				(5,735,883)
As Previously Reported [Member] | Stock Subscription Receivable [Member]
Schedule of Revised the Previously Issued Interim Balance Sheets [Line Items]
Balance				(80,241)						(80,241)
Balance					(80,241)						(80,241)
Correction of prior-period error – warrant remeasurement
As Previously Reported [Member] | Parent [Member]
Schedule of Revised the Previously Issued Interim Balance Sheets [Line Items]
Balance				(22,902,000)						(22,902,000)
Balance					(22,902,000)						(22,902,000)
Correction of prior-period error – warrant remeasurement
As restated [Member] | Additional Paid-in Capital [Member]
Schedule of Revised the Previously Issued Interim Balance Sheets [Line Items]
Balance				101,998,956						101,998,956
Balance					101,998,956						101,998,956
As restated [Member] | Retained Earnings [Member]
Schedule of Revised the Previously Issued Interim Balance Sheets [Line Items]
Balance				(122,368,539)						(122,368,539)
Balance					(122,368,539)						(122,368,539)
As restated [Member] | Stock Subscription Receivable [Member]
Schedule of Revised the Previously Issued Interim Balance Sheets [Line Items]
Balance				(2,545,586)						(2,545,586)
Balance					(2,545,586)						(2,545,586)
As restated [Member] | Parent [Member]
Schedule of Revised the Previously Issued Interim Balance Sheets [Line Items]
Balance				$ (22,902,000)						$ (22,902,000)
Balance					$ (22,902,000)						$ (22,902,000)